SHARE-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2022
Share-Based Compensation [Abstract]
Schedule of share-based compensation plans
Common shares outstanding, March 31, 2022	111,202,690
Share-based compensation available for issuance: 15%		16,680,404
Stock options outstanding, March 31, 2022		(4,830,628)
RSU outstanding, March 31, 2022		(1,730,605)
Share-based compensation available for future grants		10,119,171

Schedule of granted stock options to acquire common stock
	2022		2021
	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price
Balance, January 1	$5,257,089	$1.73	$2,923,770	$1.76
Granted	-	-	1,801,262	2.21
Forfeited	(426,461)	2.38	(10,663)	2.76
Expired	-	-	(9,810)	3.61
Exercised	-	-	(19,568)	0.73
Balance, March 31	$4,830,628	$1.73	$4,685,021	$1.93

Schedule of granted restricted share units
	2022	2021
Balance at Jan 1	1,581,607	-
Granted	148,998	1,527,860
Released	-	-
Cancelled	-	-
Balance, March 31	1,730,605	1,527,860

Schedule of stock-based compensation expense
	Three Months Ended
	March 31, 2022	March 31, 2021
	$	$
Stock options	212	316
RSUs	209	342
G&A - Stock options & RSUs	421	658
R&D - Stock options	172	111
Share-based compensation expense	593	769